Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Employee Benefit Plans
23.	EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC (other than Hong Kong) are covered by the retirement plans defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for the eligible employees is based on 20% of the applicable payroll costs. Certain employees of the Company who are located in Hong Kong have joined the Mandatory Provident Fund (“MPF”) Scheme which is also a defined contribution plan. The contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong which is 5% of the relevant income of the employee with a specific ceiling. The expenses recorded by the Company related to these defined contribution plans were RMB3,443, RMB5,388, and RMB5,712 (US$944) for the years ended December 31, 2011, 2012, and 2013, respectively.

In addition, the Company is required by PRC law to contribute approximately 10%, 1%, and 1.1% of applicable salaries of certain employees for medical, unemployment benefits, and workers compensation, respectively. The PRC government is directly responsible for the payments of the benefits to these employees. The amounts contributed were RMB2,074, RMB3,356, and RMB3,538 (US$584) for the years ended December 31, 2011, 2012 and 2013, respectively.